Financial Instruments and Risk Management (Market Risk - Terms of Derivative Financial Instruments Used to Hedge Interest Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SWAP contracts from variable interest to fixed interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ (7)	$ (13)
Stated amount	$ 150	$ 150
Maturity date (in years)	2024	2024
Interest rate range	2.47-2.6	2.47%-2.60%
SWAP contracts from fixed ILS interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)	$ 119	$ 87
Stated amount	$ 579	$ 701
Maturity date (in years)	2034	2034
Interest rate range	2.4-4.47	2.40%-4.47%
SWAP contracts from varible GBP interest to fixed USD interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)		$ 5
Stated amount		$ 63
Maturity date (in years)		18/05/2021
Interest rate range		1-month libor
SWAP contracts from variable USD interest to fixed EUR interest [Member]
Disclosure of detailed information about hedges [Line Items]
Carrying amount (fair value)		$ (41)
Stated amount		$ 324
Maturity date (in years)		19/05/2021
Interest rate range		1-month libor